Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2015
Prospectus Date	rr_ProspectusDate	Aug. 31, 2015